			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number: _______
 This Amendment (Check only one.):    [ ] is a restatement.
				      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:Capital Investment Counsel, Inc.
Address:  210 University Blvd. #550
          Denver, CO  80206

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sharon Gaare
Title: Chief Compliance Officer
Phone: 303-329-9000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reorted in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this reprt, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Manager: zero

Form 13F Information Table Entry Total: 73

Form 13F Information Table Value Total: 310517



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      347     4300 SH       SOLE                     4300
AT&T Corp                      COM              00206r102      283    10146 SH       SOLE                    10146
Allied Capital Corp            COM              01903Q108      328    11397 SH       SOLE                    11397
Altria Group Inc.              COM              02209S103      337     4591 SH       SOLE                     4591
American International Group   COM              026874107      519     8788 SH       SOLE                     8788
Amgen Inc                      COM              031162100      641     9820 SH       SOLE                     9820
B J Services Company           COM              055482103     3417    91710 SH       SOLE                    91710
BP P.L.C.                      COM              055622104      684     9830 SH       SOLE                     9830
Bellsouth Corp                 COM              079860102      396    10952 SH       SOLE                    10952
Berkshire Hathaway Cl B        COM              084670207     9019     2964 SH       SOLE                     2964
Bristol Myers                  COM              110122108     8294   320737 SH       SOLE                   320737
C D W Corporation              COM              12512N105      269     4925 SH       SOLE                     4925
Caspen Oil Inc                 COM              147621106        0    11000 SH       SOLE                    11000
Caterpillar Inc                COM              149123101      201     2693 SH       SOLE                     2693
Chevron                        COM              166764100    11554   186169 SH       SOLE                   186169
Cisco Systems                  COM              17275R102      477    24433 SH       SOLE                    24433
Citigroup Inc.                 COM              172967101     9674   200505 SH       SOLE                   200505
Coca Cola Co                   COM              191216100      221     5144 SH       SOLE                     5144
Colgate-Palmolive Co           COM              194162103    10073   168165 SH       SOLE                   168165
Commerce Bancshares Inc        COM              200525103      432     8634 SH       SOLE                     8634
Connocophillips                COM              20825C104      404     6162 SH       SOLE                     6162
Costco Wholesale Corp          COM              22160k105     5911   103470 SH       SOLE                   103470
DJ US Basic Materials Index    COM              464287838    11658   208522 SH       SOLE                   208522
Dell Computer                  COM              24702R101      273    11175 SH       SOLE                    11175
Disney Walt Co                 COM              254687106      322    10724 SH       SOLE                    10724
DuPont de Nemours              COM              263534109      229     5494 SH       SOLE                     5494
E M C Corp Mass Comm           COM              268648102      258    23480 SH       SOLE                    23480
Exxon Mobil Corp               COM              30231g102    12289   200314 SH       SOLE                   200314
FemOne, Inc.                   COM              31446n106        8   300000 SH       SOLE                   300000
Franklin Street Properties     COM                             338    17170 SH       SOLE                    17170
General Electric               COM              369604103     9932   301327 SH       SOLE                   301327
Gentex Corp                    COM              371901109      222    15890 SH       SOLE                    15890
Graphic Packaging Corp New     COM              388688103     1124   296682 SH       SOLE                   296682
Home Depot                     COM              437076102      798    22290 SH       SOLE                    22290
I Shares Dow Jones US Energy   COM              464287796     1018    10570 SH       SOLE                    10570
I Shares Dow Jones US Telecom  COM              464287713     1567    61100 SH       SOLE                    61100
I Shares Msci Japan Index      COM              464286848      794    58205 SH       SOLE                    58205
I Shares S&P 500 Index         COM              464287200     1064     8345 SH       SOLE                     8345
I Shares S&P 600 Small Cap     COM              464287804     1530    24630 SH       SOLE                    24630
I Shares Trust DJ US Healthcar COM              464287762     1373    22715 SH       SOLE                    22715
I Shares Trust Dow Jones Selec COM              464287168    21684   343868 SH       SOLE                   343868
I-Shares S&P 500 Barra Growth  COM              464287309    19520   334250 SH       SOLE                   334250
Ingersoll-Rand Company         COM              G4776G101      224     5225 SH       SOLE                     5225
Int'l Game Tech                COM              459902102      245     6450 SH       SOLE                     6450
Intel Corp                     COM              458140100     7307   384564 SH       SOLE                   384564
International Speedway Class A COM              460335201     3146    67855 SH       SOLE                    67855
Intl Business Machines         COM              459200101      589     7669 SH       SOLE                     7669
J P Morgan Chase & Co          COM              46625H100      240     5713 SH       SOLE                     5713
Johnson & Johnson              COM              478160104     9686   161649 SH       SOLE                   161649
Kimberly-Clark                 COM              494368103     8940   144899 SH       SOLE                   144899
Kinder Morgan Energy LP Unit L COM              494550106      298     6480 SH       SOLE                     6480
Kinetic Concepts Inc           COM              49460w208     3543    80245 SH       SOLE                    80245
L-3 Communications Holdings    COM              502424104     9333   123749 SH       SOLE                   123749
Medtronic Inc                  COM              585055106     7772   165641 SH       SOLE                   165641
Microsoft Corp                 COM              594918104      770    33028 SH       SOLE                    33028
Molson Coors Brewing CO        COM              60871r209    27030   398207 SH       SOLE                   398207
New Plan Excel Rlty            COM              648053106      273    11060 SH       SOLE                    11060
Northrop Grumman               COM              666807102      863    13466 SH       SOLE                    13466
Pepsico                        COM              713448108     9629   160378 SH       SOLE                   160378
Petsmart Inc                   COM              716768106     6390   249596 SH       SOLE                   249596
Pfizer Inc                     COM              717081103     2077    88503 SH       SOLE                    88503
Procter & Gamble               COM              742718109      370     6651 SH       SOLE                     6651
Qualcomm Inc                   COM              747525103     6772   169003 SH       SOLE                   169003
Redwood Trust Inc              COM              758075402      244     5000 SH       SOLE                     5000
Rite Aid Corporation           COM              767754104       82    19400 SH       SOLE                    19400
S&P 500 Barra Value Index - I  COM              464287408      931    13550 SH       SOLE                    13550
S&P Midcap 400 Index           COM              464287507    25062   328035 SH       SOLE                   328035
United Parcel Service          COM              911312106     9826   119345 SH       SOLE                   119345
Verizon Communications         COM              92343V104     8956   267420 SH       SOLE                   267420
Walmart Stores Inc             COM              931142103      280     5819 SH       SOLE                     5819
Wells Fargo                    COM              949746101     9660   144007 SH       SOLE                   144007
Westamerica Bancorporation     COM              957090103      248     5060 SH       SOLE                     5060
Wyeth                          COM              983024100      247     5562 SH       SOLE                     5562